Non-controlling interests - Schedule Of Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Noncontrolling Interest [Line Items]
Beginning balance	¥ 1,195,418
Net loss attributable to non-controlling interests	13,019	$ 1,888	¥ 11,801	¥ 12,399
Acquisition of additional equity interests in subsidiaries	(27,105)		(15,082)	(41,167)
Dividend distribution to non-controlling interests holders	(42,307)		(18,083)	(12,496)
Capital contribution from non-controlling interests shareholders	191,195		461,148	185,131
Ending balance	1,321,006	$ 191,528	1,195,418
Non-controlling interests
Noncontrolling Interest [Line Items]
Beginning balance	1,195,418		888,055
Net loss attributable to non-controlling interests	13,019		11,801
Acquisition of additional equity interests in subsidiaries	(29,558)		2,968	(19,853)
Dividend distribution to non-controlling interests holders	(42,307)		(18,083)	(12,496)
Capital contribution from non-controlling interests shareholders	184,434		310,677	141,983
Ending balance	¥ 1,321,006		¥ 1,195,418	¥ 888,055